General information (Details) $ / shares in Units, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 25, 2012 acquisition	Oct. 24, 2012 $ / shares
Schedule of Investments [Line Items]
Base level of incentive distribution rights (in usd per share) | $ / shares				$ 4.456
Debt outstanding | $	$ 2,892.1	$ 3,084.7
Debt maturing in 2021 | $	$ 2,578.8
Seadrill Capricorn Holdings LLC
Schedule of Investments [Line Items]
Number of entities acquired | acquisition			2
Seadrill Partners Operating LLC
Schedule of Investments [Line Items]
Number of entities acquired | acquisition			2
Seadrill Capricorn Holdings LLC
Schedule of Investments [Line Items]
Percentage ownership interest				51.00%
West Capricorn | Seadrill Capricorn Holdings LLC
Schedule of Investments [Line Items]
Percentage ownership interest				100.00%
Seadrill Operating LP
Schedule of Investments [Line Items]
Percentage ownership interest			58.00%	30.00%
Ownership interest purchased			28.00%
Seadrill Operating GP LLC
Schedule of Investments [Line Items]
Percentage ownership interest				100.00%
West Aquarius and West Vencedor | Seadrill Operating LP
Schedule of Investments [Line Items]
Percentage ownership interest				100.00%
West Capella | Seadrill Operating LP
Schedule of Investments [Line Items]
Percentage ownership interest				56.00%
Seadrill Partners LLC | Seadrill Limited
Schedule of Investments [Line Items]
Percentage ownership interest	46.60%	46.60%
Common units | Seadrill Partners LLC | Seadrill Limited
Schedule of Investments [Line Items]
Percentage ownership interest	34.90%	34.90%